ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Promissory Note Payables		$ 2,000
Revenue From Operation		10,029,579	$ 11,094,170
Note Payable		500,000
Non-controlling Interest		1,546,889	1,328,939
Liabilities Under License Agreement		$ 33,506,335	32,836,215
The Fitness Container, LLC
Tpt Owns Description		TPT owns 75% is a California LLC founded in 2014 focused on custom designing, manufacturing
Common Stock Shares Issued		500,000
Common Stock Shares Price		$ 1.00
Promissory Note Payables		$ 500,000
Gross Profit Royalty From Sales Percentage		10.00%
Employee Benefit		$ 120,000
Revenue From Operation			0
Education System Management [Member]
Description Of Merger Agreement		TPT Strategic and the Company signed a merger agreement with Education Systems Management, LLC (“EDSM”) to create a merged public entity. TPT Strategic will become a non controlling interest to TPTW after the merger and after fund raising efforts at an estimated 28%
Description Software Development Agreement		Company will enter into a software development agreement for the development of a standalone backend and front-end telemedicine technology platform which is not to exceed $3.5M in cost
Unaudited Annual Revenue	$ 4,000,000
Dividend After Complete Merger, Shares	2,500,000
Southern Plains Oil Corp [Member]
Preferred Stock Shares Issued			350,000
Note Payable			350,000
Non-controlling Interest			219,058
Liabilities Under License Agreement			3,500,000
Expenses			$ 3,500,000